UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08594
Special Equities Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Special Equities Portfolio                                                                                                                  as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 3.0%
Aviall, Inc. (1)	18,295	$696,674
DRS Technologies, Inc.	8,500	466,395
Teledyne Technologies, Inc. (1)	5,800	206,480
		$1,369,549
Air Freight & Logistics — 2.2%
Hub Group, Inc., Class A (1)	11,560	526,905
UTI Worldwide, Inc.	14,910	471,156
		$998,061
Biotechnology — 0.7%
United Therapeutics Corp. (1)	4,700	311,516
		$311,516
Building Products — 1.3%
Simpson Manufacturing Co., Inc.	13,983	605,464
		$605,464
Capital Markets — 2.5%
Affiliated Managers Group, Inc. (1)	4,100	437,101
Greenhill & Co., Inc.	11,100	733,821
		$1,170,922
Commercial Banks — 0.7%
Western Alliance Bancorp (1)	8,200	304,630
		$304,630
Commercial Services & Supplies — 2.6%
Knoll, Inc.	33,630	716,992
Resources Connection, Inc. (1)	19,500	485,745
		$1,202,737
Communications Equipment — 2.0%
3Com Corp. (1)	132,300	677,376
NICE Systems, Ltd. (1)	4,700	239,512
		$916,888
Computer Peripherals — 1.1%
Palm One, Inc. (1)	21,084	488,305
		$488,305
Construction Materials — 0.5%
Florida Rock Industries, Inc.	4,098	230,390
		$230,390
Consumer Finance — 1.5%
Student Loan Corp.	3,050	710,650
		$710,650

Diversified Consumer Services — 1.2%
DeVry, Inc. (1)	23,900	$544,203
		$544,203
Electric Utilities — 0.6%
Westar Energy, Inc.	12,700	264,287
		$264,287
Electrical Equipment — 0.9%
AMETEK, Inc.	9,400	422,624
		$422,624
Electronic Equipment & Instruments — 3.0%
Avnet, Inc. (1)	27,333	693,712
FLIR Systems, Inc. (1)	24,400	693,204
		$1,386,916
Energy Equipment & Services — 1.0%
Todco, Class A (1)	12,340	486,319
		$486,319
Food Products — 2.6%
Delta & Pine Land Co.	23,500	708,760
Hain Celestial Group, Inc., (The) (1)	18,550	485,824
		$1,194,584
Health Care Equipment & Supplies — 8.0%
Analogic Corp.	10,446	691,525
Cooper Cos., Inc.	11,950	645,658
DJ Orthopedics, Inc. (1)	12,600	500,976
eResearch Technology, Inc. (1)	22,400	322,336
IDEXX Laboratories, Inc. (1)	4,800	414,528
Respironics, Inc. (1)	17,900	696,489
Wright Medical Group, Inc. (1)	22,800	450,300
		$3,721,812
Health Care Providers & Services — 4.2%
Chemed Corp.	11,250	667,575
Community Health Systems, Inc. (1)	10,400	375,960
United Surgical Partners International, Inc. (1)	13,400	474,494
VCA Antech, Inc. (1)	15,450	440,016
		$1,958,045
Hotels, Restaurants & Leisure — 2.9%
Penn National Gaming, Inc. (1)	13,294	560,741
Six Flags, Inc. (1)	75,500	768,590
		$1,329,331
Household Durables — 2.4%
Jarden Corp. (1)	34,200	1,123,470
		$1,123,470

Household Products — 1.2%
Central Garden & Pet Co. (1)	5,960	$316,714
Church & Dwight Co., Inc.	6,150	227,058
		$543,772
Insurance — 0.7%
Philadelphia Consolidated Holding Corp. (1)	9,900	337,986
		$337,986
Internet Software & Services — 0.5%
SINA Corp. (1)	8,715	243,148
		$243,148
IT Services — 4.2%
Euronet Worldwide, Inc. (1)	16,800	635,544
MoneyGram International, Inc.	27,100	832,512
SRA International, Inc., Class A (1)	12,400	467,852
		$1,935,908
Machinery — 4.9%
Actuant Corp., Class A	10,100	618,322
Bucyrus International, Inc., Class A	18,600	896,334
Joy Global, Inc.	12,975	775,516
		$2,290,172
Media — 2.3%
Central European Media Enterprises, Ltd. (1)	15,750	1,080,607
		$1,080,607
Multiline Retail — 1.0%
Big Lots, Inc. (1)	32,800	457,888
		$457,888
Multi-Utilities — 0.8%
CMS Energy Corp. (1)	27,000	349,650
		$349,650
Oil, Gas & Consumable Fuels — 9.4%
Alon USA Energy, Inc.	28,390	698,962
Denbury Resources, Inc. (1)	26,850	850,339
Foundation Coal Holdings, Inc.	19,350	796,059
Goodrich Petroleum Corp. (1)	21,843	589,761
Parallel Petroleum Corp. (1)	30,100	555,345
Quicksilver Resources, Inc. (1)	11,340	438,404
Southwestern Energy Co. (1)	13,676	440,230
		$4,369,100
Pharmaceuticals — 4.2%
Cypress Bioscience, Inc. (1)	66,606	419,618
MGI Pharma, Inc. (1)	16,892	295,610
Par Pharmaceutical Cos., Inc. (1)	16,075	452,994
Penwest Pharmaceuticals Co. (1)	12,100	262,449
Shire Pharmaceuticals Group PLC ADR	11,400	529,986
		$1,960,657

Real Estate — 4.1%
Essex Property Trust, Inc.	6,420	$698,047
SL Green Realty Corp.	6,100	619,150
Strategic Hotels & Resorts, Inc.	25,050	583,164
		$1,900,361
Semiconductors & Semiconductor Equipment — 3.3%
Silicon Image, Inc. (1)	45,100	464,981
Teradyne, Inc. (1)	28,300	438,933
Veeco Instruments, Inc. (1)	26,800	625,780
		$1,529,694
Software — 5.8%
Blackbaud, Inc.	12,118	256,780
i2 Technologies, Inc. (1)	34,600	595,120
MICROS Systems, Inc. (1)	8,800	405,416
NAVTEQ Corp. (1)	3,900	197,535
Parametric Technology Corp. (1)	35,350	577,266
Sybase, Inc. (1)	31,050	655,776
		$2,687,893
Specialty Retail — 4.2%
Hibbet Sporting Goods, Inc. (1)	16,500	544,335
Men’s Wearhouse, Inc.	13,625	489,683
O’Reilly Automotive, Inc. (1)	12,800	467,968
Stage Stores, Inc.	14,900	443,275
		$1,945,261
Textiles, Apparel & Luxury Goods — 0.7%
Warnaco Group, Inc. (1)	14,100	338,400
		$338,400
Thrifts & Mortgage Finance — 1.7%
PFF Bancorp, Inc.	6,700	225,857
R&G Financial Corp.	25,800	326,628
WSFS Financial Corp.	3,900	245,037
		$797,522
Wireless Telecommunication Services — 2.8%
NII Holdings, Inc., Class B (1)	18,750	1,105,688
OAO Vimpel-Communications ADR (1)	4,900	210,749
		$1,316,437
Total Common Stocks (identified cost $35,696,953)		$44,825,159

Short-Term Investments — 2.4%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	$1,104	$1,104,000
Total Short-Term Investments (at amortized cost, $1,104,000)		$1,104,000
Total Investments — 99.1% (identified cost $36,800,953)		$45,929,159
Other Assets, Less Liabilities — 0.9%		$428,822
Net Assets — 100.0%		$46,357,981

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$36,800,953
Gross unrealized appreciation	$9,456,394
Gross unrealized depreciation	(328,188)
Net unrealized appreciation	$9,128,206

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006
By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer
Date:	May 24, 2006